ACQUISITION OF GGP INC. - Assets acquired and liabilities assumed (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Less:
Transaction costs		$ 413	$ 72	$ 80
GGP
Disclosure of detailed information about business combination [line items]
Investment properties	$ 17,991
Equity accounted investments	10,829
Property, plant and equipment	56
Accounts receivable and other	592
Cash and cash equivalents	424
Total assets	29,892
Less:
Non-recourse borrowings	(13,147)
Accounts payable and other	(691)
Deferred income tax liabilities	(11)
Non-controlling interests	(1,882)
Net assets acquired	14,161
Consideration	13,240
Transaction costs	$ 32